DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
DERIVATIVE LIABILITIES

NOTE 9. DERIVATIVE LIABILITIES

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40.

The warrants (including any Agent warrants) issued in connection with the 2009 Unit Offering the 2010 Unit Offerings, the Incentive warrants, the 2011 Unit Offering warrants, the Lender Warrants, the Warrants issued for advisory services and the Arranger Warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a "Lower Price") that is less than the exercise price of such warrant at the relevant time. The amount of any such adjustment is determined in accordance with the provisions of the relevant warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the relevant time. In addition, the number of shares issuable upon exercise of the 2010 Unit Offering Warrants, the Incentive warrants and all warrants issued to agents under both the 2009 Unit Offering, and the 2010 Unit Offerings will be increased inversely proportional to any decrease in the exercise price, thus preserving the aggregate exercise price of the warrants both before and after any such adjustment.

The fair values of the warrants issued in the 2009 Unit Offering, the 2010 Unit Offerings, the Incentive warrants, the 2011 Unit Offering, the Lender Warrants, the Arranger warrants, the warrants issued for advisory services and the POSCAN Warrants were recognized as derivative warrant instruments at issuance or when they become issuable and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified lattice valuation model.

In conjunction with the closing of POSCAN's second tranche of investment on August 17, 2012, the Company adjusted the exercise price of the warrants previously issued to POSCAN from $0.40 to $0.21 per share. The incremental value of the warrants before and after the modification was $171,150 and was reported as current period expense.

On August 17, 2012, the Company closed on POSCAN's second tranche of investment under the SPA (the "Second Closing"), selling 62,499,938 units to POSCAN for gross proceeds of $9,999,990, with each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share. Furthermore, the Additional Agreement provides that, subject to certain exceptions, the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing.

The Company has determined that these warrants contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants' respective exercise prices based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40. The warrants were recognized as derivative warrant instruments at issuance or when they become issuable and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified lattice valuation model.

Activity for derivative warrant instruments during the three months ended September 30, 2012, was as follows:

		Initial valuation
		of derivative		Increase
		liabilities upon		(decrease) in
	Balance at	issuance of new		fair value of	Exercise	Balance at
	June 30,	warrants during	Modification	derivative	of	September 30,
	2012	the period	expense	liability	warrants	2012
2009 Unit Offering warrants	$872,212	$-	$-	$(75,540)	$-	$796,672
First 2010 Unit Offering warrants	1,640,644	-	-	(601,130)	-	1,039,514
Second 2010 Unit Offering warrants	237,426	-	-	(37,577)		199,849
Third 2010 Unit Offering warrants	512,341	-	-	(76,138)	-	436,203
Incentive warrants	579,760	-	-	34,899	-	614,659
2011 Unit Offering warrants	1,495,038	-	-	(765,857)	-	729,181
Lender warrants	274,386	-	-	(42,136)	-	232,250
Warrants for advisory services and Arranger warrants	83,210	-	-	(9,831)	-	73,379
POSCAN warrants	1,958,911	4,478,014	171,150	1,330,105	-	7,938,180
	$7,653,928	$4,478,014	$171,150	$(243,205)	$-	$12,059,887

Warrant Modification Expense

The Company measured the modified warrants using modified lattice valuation model, below is the summary of the valuation:

Fair value of Warrant on August 17, 2012 with exercise price $0.40 and stock price $0.069	$1,091,513
Fair value of Warrant on August 18, 2012 with exercise price $0.21 and stock price $0.067	1,262,663
Modification expense	$171,150

Activity for derivative warrant instruments during the three months ended September 30, 2011 was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	September 30,
	2011	the period	liability	warrants	2011
2009 Unit Offering warrants	$3,854,119	$-	$(1,759,907)	$-	$2,094,212
First 2010 Unit Offering warrants	2,911,244	-	(1,436,010)	-	1,475,234
Second 2010 Unit Offering warrants	1,800,265	-	(1,015,041)	(561,965)	223,259
Third 2010 Unit Offering warrants	1,156,744	-	(631,099)	-	525,645
Incentive warrants	1,072,441	-	(495,337)	-	577,104
2011 Unit Offering warrants	3,736,897	-	(1,762,321)	-	1,974,576
Lender warrants	523,234	-	(263,507)	-	259,727
Warrants for advisory services and Arranger warrants	189,810	-	(99,648)	-	90,162
POSCAN warrants	-	3,779,978	514,226	-	4,294,204
	$15,244,754	$3,779,978	$(6,948,644)	$(561,965)	$11,514,123

During the three months ended September 30, 2011, 4,000,000 warrants were exercised for aggregate proceeds of $200,000. The Company reduced the derivative liability by $561,965 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the three months ended September 30, 2012 and 2011, respectively, and as of September 30, 2012 and 2011, respectively:

	Initial	Initial
	valuations -	valuations -	Valuation as of	Valuation as of
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
Common stock issuable upon exercise of warrants	62,499,938	38,095,300	160,395,482	89,484,712
Market value of common stock on measurement date (1)	$0.07	$0.145	$0.08	$0.112
Adjusted exercise price	$0.21	$0.40	$0.05-$0.38	$0.05-$0.48
Risk free interest rate (2)	0.31%	0.42%	0.25%-0.39%	0.42%-0.96%
Warrant lives in years	3.0	3.0	1.52-3.59	2.55-4.45
Expected volatility (3)	182%	205%	138%-236%	176%-205%
Expected dividend yields (4)	None	None	None	None
Assumed stock offerings per year over next five years (5)	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years (6)	25%	100%	25%	100%
Range of percentage of existing shares offered (7)	15%-31%	10%-31%	15%-31%	10%-31%
Offering price range (8)	$0.21-$0.45	$0.21-$0.45	$0.21-$0.45	$0.21-$0.45

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at period-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 2, 3 or 5 - year Treasury Bill as of the respective Offering or measurement date.

(3)	Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next five years.

(6)	Management has determined that the probability of a stock offering is 25% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 15% and 31% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.

NOTE 9. DERIVATIVE LIABILITIES

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40.

The warrants (including any Agent warrants) issued in connection with the 2009 Unit Offering (as defined below) the 2010 Unit Offerings (as defined below), the Incentive warrants (as defined below), the 2011 Unit Offering warrants (as defined below), the Lender Warrants, the Warrants issued for advisory services (as defined below) and the Arranger Warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a "Lower Price") that is less than the exercise price of such warrant at the relevant time. The amount of any such adjustment is determined in accordance with the provisions of the relevant warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the relevant time. In addition, the number of shares issuable upon exercise of the 2010 Unit Offering Warrants (as defined below), the Incentive warrants (as defined below) and all warrants issued to agents under both the 2009 Unit Offering, and the 2010 Unit Offerings will be increased inversely proportional to any decrease in the exercise price, thus preserving the aggregate exercise price of the warrants both before and after any such adjustment.

The fair values of the warrants issued in the 2009 Unit Offering, the 2010 Unit Offerings, the Incentive warrants, the 2011 Unit Offering, the Lender Warrants, the Arranger warrants, the warrants issued for advisory services and the POSCAN Warrants were recognized as derivative warrant instruments at issuance or when they become issuable and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified lattice valuation model.

Activity for derivative warrant instruments during the year ended June 30, 2012, was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	June 30,
	2011	the period	Liability	warrants	2012
2009 Unit Offering warrants	$3,854,119	$-	$(2,981,907)	$-	$872,212
First 2010 Unit Offering warrants	2,911,244	-	(1,270,600)	-	1,640,644
Second 2010 Unit Offering warrants	1,800,265	-	(972,377)	(590,462)	237,426
Third 2010 Unit Offering warrants	1,156,744	-	(644,403)	-	512,341
Incentive warrants	1,072,441	-	(492,681)	-	579,760
2011 Unit Offering warrants	3,736,897	-	(2,241,859)	-	1,495,038
Lender warrants	523,234	-	(248,848)	-	274,386
Warrants for advisory services
and Arranger warrants	189,810	-	(106,600)	-	83,210
POSCAN warrants	-	3,779,978	(1,821,067)	-	1,958,911
	$15,244,754	$3,779,978	$(10,780,342)	$(590,462)	$7,653,928

During the year ended June 30, 2012, 4,200,000 warrants were exercised for aggregate proceeds of $210,000. The Company reduced the derivative liability by $590,462 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

Activity for derivative warrant instruments during the year ended June 30, 2011 was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	June 30,
	2010	the period	Liability	warrants	2011
2009 Unit Offering warrants	$6,313,769	$-	$(2,459,650)	$-	$3,854,119
First 2010 Unit Offering warrants	1,715,959	236,937	958,348	-	2,911,244
Second 2010 Unit Offering warrants	-	151,360	4,231,216	(2,582,311)	1,800,265
Third 2010 Unit Offering warrants	-	757,772	2,421,207	(2,022,235)	1,156,744
Incentive warrants	-	1,068,320	4,121	-	1,072,441
2011 Unit Offering warrants	-	2,142,276	1,594,621	-	3,736,897
Lender warrants	-	1,132,000	(608,766)	-	523,234
Warrants for advisory services and Arranger warrants	-	214,760	(24,950)	-	189,810
	$8,029,728	$5,703,425	$6,116,147	$(4,604,546)	$15,244,754

During the year ended June 30, 2011, the Company issued 800,000 warrants to a third party company for advisory services ("Warrants for advisory services"). The Warrants for advisory services contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a "Lower Price") that is less than the exercise price of such warrant at the relevant time. The fair values of the Warrants for advisory services were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $157,010 at the issuance date. This amount was recorded as general and administrative expenses for the year ending June 30, 2011.

During the year ended June 30, 2011, 14,023,336 warrants and Double Options, which are treated as warrants, were exercised for aggregate proceeds of $1,433,575. The Company reduced the derivative liability by $4,604,546 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the years ended June 30, 2012 and June 30, 2011, respectively, and as of June 30, 2012, and June 30, 2011, respectively:

	Initial	Initial
	Valuations -	Valuations -
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Common stock issuable upon exercise of warrants	38,095,300	46,750,323	89,284,712	54,200,565
Market value of common stock on measurement date (1)	$0.145	$0.12-$0.43	$0.09	$0.23
Adjusted exercise price	$0.40	$0.05-$0.50	$0.05-$0.48	$0.05-$0.54
Risk free interest rate (2)	0.42%	0.67%-2.20%	0.33%-0.49%	0.81%-1.76%
Warrant lives in years	3.0	2.8-5.0	1.8-3.8	2.8-4.7
Expected volatility (3)	205%	151%-197%	132%-241%	169%-197%
Expected dividend yields (4)	None	None	None	None
Assumed stock offerings per year over next five years (5)	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years (6)	100%	100%	100%	100%
Range of percentage of existing shares offered (7)	10%-31%	10%-31%	10%-31%	10%-31%
Offering price range (8)	$0.21-$0.45	$0.25-$1.50	$0.15-$0.50	$0.25-$0.45

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at period-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 3 or 5 - year Treasury Bill as of the respective Offering or measurement date.

(3)	Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next five years.

(6)	Management has determined that the probability of a stock offering is 100% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 10% and 31% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.

Subsequent to June 30, 2012, the exercise price of certain warrants and the number of shares issuable upon exercise of certain warrants were further adjusted. See Note 14.